CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 23,223	¥ 161,671	¥ 155,546	¥ 133,409
Adjustments to reconcile net income to net cash used in operating activities
Share-based compensation	1,264	8,803	23,675	46,077
Inventory write-downs	2,050	14,273	9,018	1,328
Depreciation and amortization expenses	3,651	25,417	18,233	13,424
Reduction in the carrying amount of the operating lease right-of-use assets	4,101	28,549
Loss on disposal of property and equipment	58	403	166	1,540
Unrealized foreign currency exchange (gain)/losses	182	1,270	6,013	(3,154)
Deferred tax benefits	(8,011)	(55,771)	(7,291)	(43,981)
Allowance for doubtful accounts	1,254	8,731
Share of losses on investment in equity investees	109	762	141	0
Change in fair value of financial instruments	(2,968)	(20,660)	(1,891)
Amortization of issuance costs of convertible note	2,097	14,598	165
Gain from disposal of a subsidiary	(1,944)	(13,531)
Changes in operating assets and liabilities , net of effects of acquisition of a subsidiary and disposal of a subsidiary:
Accounts receivable	(1,618)	(11,264)	(60,155)	(33,218)
Inventories	(139,256)	(969,470)	(519,493)	(439,110)
Advance to suppliers	13,988	97,384	(375,011)	(48,908)
Amount due from related parties	302	2,105	(13,246)	(38)
Amount due to related parties			(821)	1,173
Prepayments and other assets	(40,673)	(283,181)	(99,589)	(8,943)
Other non-current assets	(880)	(6,129)
Accounts payable	8,331	58,000	175,716	43,785
Advance from customers	(1,786)	(12,432)	(3,630)	26,835
Accrued expenses and other liabilities	85,384	594,425	(44,800)	113,814
Deferred revenue	5,097	35,487	50,427	6,543
Operating lease right-of-use assets	(882)	(6,140)
Operating lease liabilities	(4,191)	(29,176)
Income tax payable	9,098	63,337	35,365	11,913
Long-term liabilities	6,926	48,217
Net cash used in operating activities	(35,094)	(244,322)	(651,462)	(177,511)
Cash flows from investing activities:
Cash received from disposal of property and equipment			398	45
Purchase of property and equipment	(5,087)	(35,416)	(44,750)	(19,308)
Cash paid for investment in equity investees	(6,289)	(43,780)	(3,000)
Cash paid for business combination, net of cash acquired	(274)	(1,911)	4,600
Cash decreased due to disposal of a subsidiary	(464)	(3,230)
Purchase of equity securities and put option	(341)	(2,375)	(31,393)
Proceeds from maturity of time deposits	9,672	67,335	292,318
Proceeds from disposal of investment securities	5,163	35,942
Purchase of time deposits			(68,632)	(292,318)
Issuance of loan to a supplier			(3,439)
Net cash (used in) / provided by investing activities	2,380	16,565	146,102	(311,581)
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares upon IPO, net of issuance cost				862,161
Repurchase of Class A ordinary shares			(30,341)	(40,677)
Repayment to related parties	(104)	(724)	(4,562)	(1,025)
Borrowing from related parties			4,480
Proceeds from short-term borrowings	26,374	183,609	180,000	115,676
Proceeds from long-term borrowings	4,309	30,000	30,000	124,324
Repayment of short-term borrowings	(26,388)	(183,707)	(161,065)	(204,611)
Repayment of long-term borrowings	(621)	(4,324)	(150,000)
Proceeds from other borrowings	35,551	247,500	35,410	123,409
Repayment for other borrowings	(31,314)	(218,000)	(101,619)	(57,200)
Proceeds from issuance of convertible note			1,195,478
Payment of issuance cost for convertible note			(1,833)
Net cash provided by financing activities	7,807	54,354	995,948	922,057
Effect of exchange rate changes on Cash, cash equivalents and restricted cash	162	1,132	3,380	(11,873)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(24,745)	(172,271)	493,968	421,092
Cash, cash equivalents and restricted cash at the beginning of the year	161,798	1,126,407	632,439	211,347
Cash, cash equivalents and restricted cash at the end of the year	137,053	954,136	1,126,407	632,439
Supplemental information
Interest paid	8,117	56,510	13,460	10,796
Income tax paid	5,984	41,656	15,458	777
Accrual for purchase of property and equipment	1,200	8,356		1,313
Receivable from disposal of property and equipment				15
Accrual for repurchase of ordinary shares				¥ 1,929
Accrual for business acquisition (Note 5)	100	697	¥ 15,996
ROU assets obtained in exchange for new operating lease liabilities	19,829	138,049
Consideration payable for acquiring equity interests	286	1,992
Receivable from disposal of a subsidiary	$ 1,436	¥ 10,000